                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Cincinnati Financial Corporation
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                   Fairfield, Ohio   August 7, 2009
----------------------------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.   File No.   Name
---   --------   -------------------------------------------------------
01    28-10753   The Cincinnati Insurance Company
02    28-10754   The Cincinnati Life Insurance Company
03    28-10755   The Cincinnati Casualty Company
04    28-10756   The Cincinnati Indemnity Company
05    28-12741   The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                   0
Form 13F Information Table Entry Total:            40
Form 13F Information Table Value Total        709,840
                                          (thousands)

List of Other Included Managers: None

                                  COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5
ISSUER                         TITLE OF CLASS      CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
------                         ---------------   ---------   ---------   ----------------   ------
3M COMPANY                     COMMON            88579Y101       9,015            150,000     SH
ABBOTT LABORATORIES            COMMON            002824100      10,245            217,800     SH
AGL RESOURCES                  COMMON            001204106      20,225            635,997     SH
AT&T INC                       COMMON            00206R102      13,463            542,000     SH
BAXTER INTL INC                COMMON            071813109      12,446            235,000     SH
BEST BUY CO INC                COMMON            086516101      15,486            462,400     SH
BOEING CO                      COMMON            097023105       4,979            117,157     SH
CHEVRON CORPORATION            COMMON            166764100      21,995            332,000     SH
CLOROX COMPANY                 COMMON            189054109      12,594            225,573     SH
COLGATE-PALMOLIVE CORP         COMMON            194162103      20,727            293,000     SH
CONOCOPHILLIPS                 COMMON            20825C104       4,206            100,000     SH
DOVER CORP                     COMMON            260003108      25,837            780,800     SH
DUKE ENERGY CORP               COMMON            26441C105      18,325          1,256,000     SH
EMERSON ELECTRIC               COMMON            291011104       8,808            271,845     SH
EQUITY RESIDENTIAL             CONVERTIBLE DEB   26884AAV5       1,756          1,850,000     PRN
EXXON MOBIL CORPORATION        COMMON            30231G102      32,023            458,060     SH
GENUINE PARTS CO               COMMON            372460105      27,620            823,000     SH
HONEYWELL INT L INC            COMMON            438516106      29,752            947,500     SH
IBM CORP                       COMMON            459200101      17,751            170,000     SH
JOHNSON & JOHNSON              COMMON            478160104      51,024            898,315     SH
LINEAR TECHNOLOGY CORP         COMMON            535678106      18,545            794,200     SH
MCDONALD'S CORP                COMMON            580135101      25,735            447,638     SH
MEDTRONIC INC                  COMMON            585055106      24,065            689,750     SH
MEDTRONIC INC                  CONVERTIBLE DEB   585055AK2       1,750          1,900,000     PRN
MEDTRONIC INC                  CONVERTIBLE DEB   585055AM8       2,165          2,350,000     PRN
MERIDIAN BIOSCIENCE            COMMON            589584101      17,612            780,000     SH
MICROCHIP TECHNOLOGY INC       COMMON            595017104      13,756            610,000     SH
MICROSOFT CORP                 COMMON            594918104      21,036            885,000     SH
PAYCHEX INC                    COMMON            704326107      20,160            800,000     SH
PEPSICO INC                    COMMON            713448108      41,742            759,500     SH
PFIZER INC                     COMMON            717081103       8,648            576,500     SH
PIEDMONT NATURAL GAS           COMMON            720186105      57,864          2,400,000     SH
PRAXAIR INC                    COMMON            74005P104       7,107            100,000     SH
PROCTER & GAMBLE CORPORATION   COMMON            742718109       2,550             49,900     SH
RPM INTERNATIONAL INC          COMMON            749685103      11,579            824,725     SH
SPECTRA ENERGY CORP            COMMON            847560109       1,320             78,000     SH
STAPLES INC                    COMMON            855030102      15,807            783,293     SH
SYSCO CORP                     COMMON            871829107      20,988            933,613     SH
VERIZON COMMUNICATIONS INC     COMMON            92343V104      20,979            682,700     SH
WYETH                          COMMON            983024100      18,156            400,000     SH
                                                               709,840

                                  COLUMN 6      COLUMN 7   COLUMN 8
ISSUER                         INVESTMENT DIS   OTH MGRS     SOLE      SHARED   NONE
------                         --------------   --------   ---------   ------   ----
3M COMPANY                     SOLE                          150,000       --     --
ABBOTT LABORATORIES            SOLE                          217,800       --     --
AGL RESOURCES                  SOLE                          635,997       --     --
AT&T INC                       SOLE                          542,000       --     --
BAXTER INTL INC                SOLE                          235,000       --     --
BEST BUY CO INC                SOLE                          462,400       --     --
BOEING CO                      SOLE                          117,157       --     --
CHEVRON CORPORATION            SOLE                          332,000       --     --
CLOROX COMPANY                 SOLE                          225,573       --     --
COLGATE-PALMOLIVE CORP         SOLE                          293,000       --     --
CONOCOPHILLIPS                 SOLE                          100,000       --     --
DOVER CORP                     SOLE                          780,800       --     --
DUKE ENERGY CORP               SOLE                        1,256,000       --     --
EMERSON ELECTRIC               SOLE                          271,845       --     --
EQUITY RESIDENTIAL             SOLE                               --       --     --
EXXON MOBIL CORPORATION        SOLE                          458,060       --     --
GENUINE PARTS CO               SOLE                          823,000       --     --
HONEYWELL INT L INC            SOLE                          947,500       --     --
IBM CORP                       SOLE                          170,000       --     --
JOHNSON & JOHNSON              SOLE                          898,315       --     --
LINEAR TECHNOLOGY CORP         SOLE                          794,200       --     --
MCDONALD'S CORP                SOLE                          447,638       --     --
MEDTRONIC INC                  SOLE                          689,750       --     --
MEDTRONIC INC                  SOLE                               --       --     --
MEDTRONIC INC                  SOLE                               --       --     --
MERIDIAN BIOSCIENCE            SOLE                          780,000       --     --
MICROCHIP TECHNOLOGY INC       SOLE                          610,000       --     --
MICROSOFT CORP                 SOLE                          885,000       --     --
PAYCHEX INC                    SOLE                          800,000       --     --
PEPSICO INC                    SOLE                          759,500       --     --
PFIZER INC                     SOLE                          576,500       --     --
PIEDMONT NATURAL GAS           SOLE                        2,400,000       --     --
PRAXAIR INC                    SOLE                          100,000       --     --
PROCTER & GAMBLE CORPORATION   SOLE                           49,900       --     --
RPM INTERNATIONAL INC          SOLE                          824,725       --     --
SPECTRA ENERGY CORP            SOLE                           78,000       --     --
STAPLES INC                    SOLE                          783,293       --     --
SYSCO CORP                     SOLE                          933,613       --     --
VERIZON COMMUNICATIONS INC     SOLE                          682,700       --     --
WYETH                          SOLE                          400,000       --     --